Revenue (Details) - Schedule of contract balances - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of contract balances [Abstract]
Trade receivables	£ 12,715	£ 7,243
Contract assets	153	599
Contract liabilities	£ (15,668)	£ (9,059)